OPERATING LEASES - OPERATING LEASE INCOME (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Leases [Abstract]
Operating lease income	$ 73,794	$ 218,683
Variable lease income	0	1,393
Total operating lease income	$ 73,794	$ 220,076